SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Oct. 24, 2022	Sep. 02, 2022	Apr. 03, 2022	Mar. 07, 2022	Mar. 01, 2022	Mar. 01, 2022	Feb. 22, 2022	Feb. 22, 2022	Feb. 08, 2022	Feb. 01, 2022	Jan. 03, 2022	Jan. 02, 2022	Dec. 01, 2021	Nov. 01, 2021	Oct. 02, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 02, 2021	Jun. 01, 2021	May 01, 2021	Apr. 02, 2021	Mar. 09, 2021	Feb. 01, 2021	Jan. 03, 2021	Oct. 25, 2022	Mar. 01, 2021
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		102,754,802	12,500		12,500					12,500		12,500	12,500	12,500	12,500	12,500	12,500	12,500	12,500	12,500	12,500	50,000	12,500	12,500
Shares Issued, Price Per Share		$ 0.042	$ 0.0327		$ 0.06	$ 0.06				$ 0.069		$ 0.119	$ 0.072	$ 0.1797	$ 0.20	$ 0.298	$ 0.201	$ 0.201	$ 0.201	$ 0.22	$ 0.408	$ 0.58	$ 0.295	$ 0.103		$ 0.708
Stock Issued During Period, Value, New Issues		$ 4,315,702	$ 409		$ 750					$ 862		$ 1,488	$ 900	$ 2,246	$ 2,500	$ 3,725	$ 5,375	$ 2,478	$ 2,512	$ 2,750	$ 5,100	$ 29,000	$ 3,687	$ 1,288
Hospitality Funding Inc [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues							1,000,000
Shares Issued, Price Per Share							$ 0.055	$ 0.055
Stock Issued During Period, Value, New Issues							$ 55,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues						12,500				12,500	12,500
Shares Issued, Price Per Share					$ 0.06	$ 0.06				$ 0.069	$ 0.119
Stock Issued During Period, Value, New Issues						$ 750				$ 862	$ 1,488
Subsequent Event [Member] | Hospitality Funding Inc [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues								1,000,000
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares recorded as issuable																									62,500
Loan Agreement [Member] | Subsequent Event [Member] | F V P Servicing L L C [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt									$ 100,000
Consulting Management License Agreement [Member] | Certain Members [Member] | Subsequent Event [Member] | Soccer Partners America [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross				10,000,000
Deferred Bonus [Member] | Employment Agreement [Member] | Breunich [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Incentive fee	$ 300,000
Deferred incentive	60,000
Deferred Bonus [Member] | Employment Agreement [Member] | Del Mastro And Jaramillo [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Incentive fee	250,000
Deferred incentive	$ 50,000